MOBIQUITHINGS SAS Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) - MobiquiThings SAS [Member] € in Thousands, $ in Thousands	Sep. 02, 2015 EUR (€)	Sep. 02, 2015 USD ($)
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	€ 5,071	$ 5,713
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years	11 years
Finite-lived Intangible Assets Acquired	€ 3,379	$ 3,807
Existing Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months	4 years 6 months
Finite-lived Intangible Assets Acquired	€ 1,692	$ 1,906